BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. All significant intercompany balances and transactions have been eliminated in consolidation.

For entities in which management has determined the Company does not have a controlling financial interest but has varying degrees of influence regarding operating policies of that entity, the Company’s investment is accounted for using the equity method of accounting.

The Company’s fiscal year ends on December 31 and the Company employs a calendar month-end reporting period for its quarterly reporting.

Liquidity and Going Concern

The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months, which raised substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate its going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute current stockholders. Financing may not be available on acceptable terms depending on market conditions at the time the Company seeks financing.  The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Common Stock Reverse Split

During March 2023, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.

Reclassifications

Certain amounts for the year ended December 31, 2022, and as of December 31, 2022, have been reclassified to conform to the 2023 presentation as it relates to assets held for sale and discontinued operations. Total assets, liabilities, equity, and net loss did not change for the prior periods due to the reclassifications.

Correction of Immaterial Error

During December 2023, the Company identified presentation errors to the consolidated financial statements for the year ended December 31, 2022 and all quarterly periods through September 30, 2023 related to the following: (1) The Company incorrectly presented bad debt expense of $1.4 million related to the termination of MSA agreements as other expense in the statement of operations. This should have been classified within operating expenses. (2) The Company incorrectly presented $620 thousand of finance lease payments within cash flows used in operations, which should have been presented in as cash flows used in financing activities. (3) The Company incorrectly presented long-term acquisition liability payments of $280 thousand within cash flows used in investing activities, which should have been presented as cash flows used in financing activities.

Management evaluated the materiality of the error described above from a qualitative and quantitative perspective. Based on such evaluation, we have concluded the error was immaterial to the year ended December 31, 2022 but material to the year ended December 31, 2023, taking into account the requirements of the SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. Accordingly, we are correcting this error as of December 31, 2022, and have correctly stated the amounts for the year ended December 31, 2022 Consolidated Financial Statements included in this Form 10-K.

Restatement of Previously Issued Unaudited Interim 2023 Financial Statements

As of January 1, 2023, the Company recognized a deferred tax liability related to book to tax timing differences associated with the accretion expense originated from the fair value calculation of the convertible notes. The recorded deferred tax liability was an error which was reversed as of and for the three months ended March 31, 2023, as of and for the three and six months ended June 30, 2023 and as of and for the nine months ended September 30, 2023. This correction impacts the deferred tax liability and retained earnings on the balance sheet and income tax expense on the statement of operations.

During the second quarter of 2023, stock-based compensation benefit was not recorded related to forfeited stock options. In correction of the error in 2023, the Company recorded a stock-based compensation benefit of $144 thousand related to the forfeiture on the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2023 and the nine months ended September 30, 2023. This correction impacts general and administrative expenses on the statement of operations and additional paid-in capital on the balance sheet.

During the second quarter of 2023, the Company settled a dispute with a commercial insurance payor for $381 thousand less than the amount previously accrued as of June 30, 2023. The error is related to an overstatement of accounts receivable and overstatement of revenue due to pricing concession adjustments related to estimated settlement. This correction impacts accounts receivable on the balance sheet and revenue on the statement of operations.

In accordance with U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 99, Materiality (“SAB 99”), codified in Financial Accounting Standards Boards’ (“FASB”) Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections (“ASC 250”), the Company evaluated the materiality of the above errors from a quantitative and qualitative perspective and concluded that the errors were material to the Company’s 2023 condensed interim consolidated financial statements and the financial statements should be restated to present the identified adjustments. The previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023, June 30, 2023 and September 30, 2023, are restated in the consolidated financial statements in this Annual Report on Form 10-K, per the tables below.

The following tables show the Company’s unaudited condensed consolidated balance sheets as of March 31, 2023, June 30, 2023 and September 30, 2023 and the Company’s unaudited condensed consolidated income statements for the three months ended March 31, 2023, for the three and six months ended June 30, 2023 and for the three and nine months ended September 30, 2023, and the Company’s unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023, for the six months ended June 30, 2023 and for the nine months ended September 30, 2023, as previously reported, adjustments and as restated for the periods presented (amounts stated in thousands of dollars except share and per share amounts):

	As of March 31, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Total Liabilities
Deferred Tax Liability	$1,170	$(1,170)	$—
Total Liabilities	19,728	(1,170)	18,558

Total Shareholders’ Equity
Additional paid-in capital	50,289	—	50,289
Accumulated deficit	(48,870)	1,170	(47,700)
Total shareholders’ equity	1,441	1,170	2,611
Total liabilities and shareholders’ equity	$21,169	$—	$21,169

	Three Months Ended March 31, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Operating expenses
General and administrative	$3,211	$—	$3,211
Total operating expenses	3,523	—	3,523
Loss from operations	(3,344)	—	(3,344)
Loss before income taxes	(3,940)	—	(3,940)
Income tax (expense)	(374)	1,170	796
Net loss	(4,314)	1,170	(3,144)
Basic loss per share	(4.09)	1.11	(2.98)
Diluted loss per share	$(4.09)	$1.11	$(2.98)
Weighted average number of shares used in per share calculation - basic	1,054,933	—	1,054,933
Weighted average number of shares used in per share calculation - basic	1,054,933	—	1,054,933

	Three Months Ended March 31, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Net cash used in operating activities
Net loss	$(4,314)	$1,170	$(3,144)
Income taxes	$374	$(1,170)	$(796)

	As of June 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Total Assets
Accounts Receivable, net	$9,088	$(381)	$8,707
Total current assets	17,903	(381)	17,522
Total assets	20,249	(381)	19,868

Total Liabilities
Deferred Tax Liability	617	(617)	—
Total Liabilities	18,921	(617)	18,304

Total Shareholders’ Equity
Additional paid-in capital	55,434	(144)	55,290
Accumulated deficit	(54,132)	380	(53,752)
Total shareholders’ equity	1,328	236	1,564
Total liabilities and shareholders’ equity	$20,249	$(381)	$19,868

	Three Months Ended June 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Revenue
Professional services	$839	$(381)	$458
Total revenue	1,543	(381)	1,162

Gross Margin	(1,859)	(381)	(2,240)

Operating expenses
General and administrative	3,355	(144)	3,211
Total operating expenses	3,605	(144)	3,461
Loss from operations	(5,464)	(237)	(5,701)
Loss before income taxes	(5,807)	(237)	(6,044)
Income tax (expense) benefit	545	(553)	(8)
Net loss	(5,262)	(790)	(6,052)
Basic loss per share	(1.63)	(0.24)	(1.87)
Diluted loss per share	$(1.63)	$(0.24)	$(1.87)
Weighted average number of shares used in per share calculation - basic	3,232,345	—	3,232,345
Weighted average number of shares used in per share calculation - basic	3,232,345	—	3,232,345

	Six Months Ended June 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Revenue
Professional services	$2,713	$(381)	$2,332
Total revenue	5,095	(381)	4,714

Gross Margin	(1,680)	(381)	(2,061)

Operating expenses
General and administrative	6,566	(144)	6,422
Total operating expenses	7,128	(144)	6,984
Loss from operations	(8,808)	(237)	(9,045)
Loss before income taxes	(9,747)	(237)	(9,984)
Income tax (expense) benefit	171	617	788
Net loss	(9,576)	380	(9,196)
Basic loss per share	(4.45)	(0.24)	(4.69)
Diluted loss per share	$(4.45)	$(0.24)	$(4.69)
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777

	Six Months Ended June 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Net cash used in operating activities
Net loss	$(9,576)	$380	$(9,196)
Stock-based compensation	56	(144)	(88)
Accounts receivable	6,055	381	6,436
Income taxes	$(198)	$(617)	$(815)

	As of September 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
ASSETS
Accounts Receivable, net	$6,013	$(381)	$5,632
Total current assets	14,338	(381)	13,957
Total assets	15,292	(381)	14,911

Total Liabilities
Deferred Tax Liability	616	(616)	—
Total Liabilities	21,361	(616)	20,745

Total Shareholders’ Equity
Additional paid-in capital	55,475	(144)	55,331
Accumulated deficit	(61,571)	379	(61,192)
Total shareholders’equity	(6,069)	235	(5,834)
Total liabilities and shareholders’ equity	$15,292	$(381)	$14,911

	Nine Months Ended September 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Operating expenses
General and administrative	$10,105	$(144)	$9,961
Total operating expenses	10,195	(144)	10,051
Loss from operations	(11,967)	(237)	(12,204)
Loss from continuing operations before income taxes	(13,611)	(237)	(13,848)
Income tax benefit on continuing operations	171	617	788
Loss from continuing operations	(13,440)	380	(13,060)
Loss from discontinued operations, net of tax	(3,575)	—	(3,575)
Net loss	(17,015)	380	(16,635)
Basic loss per share	(4.89)	0.11	(4.78)
Diluted loss per share	$(4.89)	$0.11	$(4.78)
Weighted average number of shares used in per share calculation - basic	3,480,014	—	$3,480,014
Weighted average number of shares used in per share calculation - basic	3,480,014	—	$3,480,014

	Nine Months Ended September 30, 2023
	As Previously Reported	Adjustments	As Restated

	(unaudited)
Net cash used in operating activities
Net loss	$(17,015)	$(380)	$(17,395)
Stock-based compensation	(107)	(144)	(251)
Accounts receivable	9,130	381	9,511
Deferred income taxes	$(216)	$(617)	$(833)

Credit Risk

Credit risk arises from cash and trade and other receivables.  The exposure to credit risk was as follows (in thousands):

	December 31,	December 31,
	2023	2022

Cash	$123	$905
Accounts receivable, net	3,601	15,143
Due from MSAs	—	4,913
Total	$3,724	$20,961